Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	IDEAL POWER INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	14-1999058
Entity Address, Address Line One	5508 Highway 290 West, Suite 120
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	512
Local Phone Number	264-1542
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001507957
Amendment Flag	false